Form N-1A Cover	Apr. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BLACKROCK EQUITY DIVIDEND FUND
Entity Central Index Key	0000814507
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2024
Prospectus Date	Aug. 28, 2024